Key management personnel disclosures (Tables)	12 Months Ended
Jun. 30, 2024
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Summary of compensation made to directors and other members of key management personnel
The aggregate compensation made to directors and other members of key management personnel (‘KMP’) of the Consolidated Entity is set out below:

	2024 A$	2023 A$	2022 A$

Short-term employee benefits	1,962,563	3,148,514	2,589,088
Post-employment benefits	72,784	149,626	115,950
Share-based payments	353,437	1,045,860	1,559,930

	2,388,784	4,344,000	4,264,968